Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Other Liabilities Explanatory

	December 31, 2021	December 31, 2020

US Government loans	$–	$950,418

2021 Debentures subscriptions payable (Note 14(b))	–	5,285,997

Total	$–	$6,236,415

Current portion 1	$–	6,003,838

Non-current portion	–	232,577

	$–	$6,236,415

1	Includes US Government loans of $717,841 at December 31, 2020. These forgivable loans are considered to be government grants when there is reasonable assurance that they will be forgiven.